Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Securities - 42.0%
ACHV ABS TRUST, 6.8000%, 3/18/30 (144A) $ 172,969 $ 173,267
ACHV ABS TRUST, 7.1700%, 8/19/30 (144A) 750,000 754,175
Affirm Asset Securitization Trust, 7.8100%, 9/15/28 (144A) 250,000 256,331
Affirm Asset Securitization Trust, 8.7800%, 9/15/28 (144A) 250,000 255,552
Affirm Asset Securitization Trust, 7.1100%, 11/15/28 (144A) 434,934 436,938
Affirm Asset Securitization Trust, 7.7700%, 11/15/28 (144A) 250,000 254,577
Affirm Asset Securitization Trust, 8.2500%, 11/15/28 (144A) 250,000 254,969
Amur Equipment Finance Receivables XIII LLC, 6.5700%, 4/21/31 (144A) 325,000 326,859
Amur Equipment Finance Receivables XIII LLC, 9.6600%, 4/20/32 (144A) 375,000 375,486
Auxilior Term Funding LLC, 10.9700%, 12/15/32 (144A) 200,000 202,478
Blue Bridge Funding LLC, 9.4800%, 11/15/30 (144A) 200,000 201,414
Blue Bridge Funding LLC, 9.5000%, 11/15/30 (144A) 546,000 499,497
Bridgecrest Lending Auto Securitization Trust, 6.0300%, 11/15/29 500,000 503,652
CarMax Auto Owner Trust, 6.0000%, 7/15/30 750,000 754,292
Carvana Auto Receivables Trust, 8.0200%, 12/10/30 (144A) 899,839 899,051
CF Hippolyta Issuer LLC, 1.6900%, 7/15/60 (144A) 661,097 616,466
CF Hippolyta Issuer LLC, 2.2800%, 7/15/60 (144A) 157,404 142,746
CP EF Asset Securitization II LLC, 7.4800%, 3/15/32 (144A) 462,850 469,994
CP EF Asset Securitization II LLC, 7.5600%, 3/15/32 (144A) 250,000 235,186
CP EF Asset Securitization II LLC, 7.7700%, 3/15/32 (144A) 250,000 260,762
CyrusOne Data Centers Issuer I LLC, 5.4500%, 4/20/48 (144A) 238,892 212,471
CyrusOne Data Centers Issuer I LLC, 5.5600%, 11/20/48 (144A) 500,000 481,975
Dext ABS LLC, 8.3000%, 5/15/34 (144A) 300,000 292,082
Exeter Automobile Receivables Trust, 5.8400%, 6/17/30 500,000 502,087
Exeter Automobile Receivables Trust, 7.8900%, 8/15/31 (144A) 750,000 754,949
FIGRE Trust, 6.9710%, 1/25/42 (144A) 482,283 491,979
Flagship Credit Auto Trust, 1.4900%, 2/15/27 (144A) 215,000 208,107
FREED ABS Trust, 1.6000%, 11/20/28 (144A) 144,025 143,686
FREED ABS Trust, 3.3500%, 3/19/29 (144A) 195,000 188,087
FREED ABS Trust, 4.8500%, 5/18/29 (144A) 750,000 743,800
GLS Auto Select Receivables Trust, 7.9300%, 7/15/30 (144A) 400,000 423,832
GLS Auto Select Receivables Trust, 6.4300%, 1/15/31 (144A) 750,000 756,093
Hertz Vehicle Financing III LP, 4.3400%, 12/27/27 (144A) 500,000 452,169
Lendbuzz Securitization Trust, 6.5800%, 9/15/29 (144A) 500,000 501,884
Lendbuzz Securitization Trust, 7.5800%, 9/15/30 (144A) 500,000 502,171
LL ABS Trust, 1.0700%, 5/15/29 (144A) 821,662 815,323
Marlette Funding Trust, 8.1500%, 12/15/33 (144A) 500,000 518,952
Mercury Financial Credit Card Master Trust, 9.5900%, 9/20/27 (144A) 690,000 694,530
Mission Lane Credit Card Master Trust, 7.6900%, 11/15/28 (144A) 750,000 762,965
New Economy Assets Phase 1 Sponsor LLC, 1.9100%, 10/20/61 (144A) 615,000 540,987
Oak Street Investment Grade Net Lease Fund, 2.2100%, 11/20/50 (144A) 473,425 406,204
Pawneee Equipment Receivables LLC, 7.2300%, 7/17/28 (144A) 250,000 244,333
PRET LLC, 8.1115%, 11/25/53 (144A)
Ç
487,807 490,788
Prosper Marketplace Issuance Trust, 7.4800%, 7/16/29 (144A) 500,000 508,893
PRPM LLC, 2.4870%, 11/25/26 (144A)
Ç
649,686 623,078
Reach Abs Trust, 6.9000%, 2/18/31 (144A) 750,000 752,623
ReadyCap Lending Small Business Loan Trust, US Prime Rate + 0.0700%,
8.5700%, 4/25/48 (144A)
‡
364,053 365,019
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
981,001 1,001,436
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 394,701 391,571
Santander Bank Auto Credit-Linked Notes, 10.0680%, 6/15/33 (144A) 270,967 271,271
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 500,000 502,513
Santander Bank Auto Credit-Linked Notes, 8.4080%, 12/15/33 (144A) 500,000 500,419
Santander Bank NA, 1.8330%, 12/15/31 (144A) 498,433 486,233

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Towd Point Mortgage Trust, 7.6000%, 10/25/63 (144A)
‡
$ 495,317 $ 507,678
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
1,000,000 1,001,250
Tricolor Auto Securitization Trust, 3.2300%, 9/15/26 (144A) 446,605 443,123
Tricolor Auto Securitization Trust, 6.9900%, 1/18/28 (144A) 500,000 500,934
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A) 500,000 501,145
United Auto Credit Securitization Trust, 4.3000%, 9/10/27 (144A) 375,000 365,060
Upstart Securitization Trust, 2.4900%, 11/20/31 (144A) 500,000 488,768
Upstart Securitization Trust, 8.2500%, 10/20/33 (144A) 500,000 505,270
US Bank NA, 6.7890%, 8/25/32 (144A) 930,158 933,144
US Bank NA, 9.7850%, 8/25/32 (144A) 232,539 233,338
VCAT LLC, 2.1150%, 3/27/51 (144A)
Ç
54,321 53,466
Westgate Resorts LLC, 3.8380%, 8/20/36 (144A) 239,240 225,916
Westgate Resorts LLC, 10.1400%, 12/20/37 (144A) 216,187 221,380
Total Asset-Backed Securities (cost $30,055,447) 30,386,674
Collateralized Loan Obligations - 8.6%
Anchorage Capital CLO 28 Ltd. 2024-28A B, CME Term SOFR 3 Month +
2.2500%, 0.0000%, 4/20/37 (144A)
‡
250,000 250,000
Bain Capital Credit CLO Ltd. 2020-5A B1, CME Term SOFR 3 Month + 1.8116%,
7.1294%, 1/20/32 (144A)
‡
1,300,000 1,292,096
Carlyle US CLO Ltd. 2021-3SA A2, CME Term SOFR 3 Month + 1.7616%,
7.0756%, 4/15/34 (144A)
‡
800,000 794,058
Cedar Funding XI CLO Ltd. 2019-11A C, CME Term SOFR 3 Month + 2.9616%,
8.3548%, 5/29/32 (144A)
‡
1,520,000 1,519,866
Magnetite XXI Ltd. 2019-21A BR, CME Term SOFR 3 Month + 1.6116%, 6.9294%,
4/20/34 (144A)
‡
300,000 298,047
RIN II Ltd. 2019-1A A, CME Term SOFR 3 Month + 1.9116%, 7.2834%, 9/10/30
(144A)
‡
219,527 218,895
Tikehau US CLO V Ltd. 2023-2A B1, CME Term SOFR 3 Month + 2.9000%,
8.2613%, 1/15/36 (144A)
‡
500,000 499,854
Trinitas CLO XII Ltd. 2020-12A C, CME Term SOFR 3 Month + 3.2616%,
8.5863%, 4/25/33 (144A)
‡
920,000 920,105
Venture XVIII CLO Ltd. 2014-18A CR, CME Term SOFR 3 Month + 2.3616%,
7.6756%, 10/15/29 (144A)
‡
150,000 147,137
Wind River 2016-1K CLO Ltd. 2016-1KRA CR2, CME Term SOFR 3 Month +
2.6116%, 7.9256%, 10/15/34 (144A)
‡
250,000 246,875
Total Collateralized Loan Obligations (cost $6,127,704) 6,186,933
Mortgage-Backed Securities - 67.7%
A&D Mortgage Trust , 7.7560% , 11/25/68 (144A)
Ç
495,543 503,102
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.4380%, 8.7712%, 11/15/28 (144A)
‡
500,000 502,515
CME Term SOFR 1 Month + 2.1145%, 7.4476%, 9/15/36 (144A)
‡
500,000 487,791
CME Term SOFR 1 Month + 1.4668%, 6.7998%, 5/15/38 (144A)
‡
188,957 186,198
CME Term SOFR 1 Month + 1.5145%, 6.8485%, 6/15/38 (144A)
‡
928,405 913,774
BX Trust
CME Term SOFR 1 Month + 3.4640%, 8.7970%, 10/15/26 (144A)
‡
117,308 112,617
CME Term SOFR 1 Month + 2.3590%, 7.6920%, 10/15/36 (144A)
‡
500,000 487,689
CME Term SOFR 1 Month + 2.1110%, 7.4441%, 4/15/39 (144A)
‡
103,961 100,599
CME Term SOFR 1 Month + 2.9592%, 8.2923%, 4/15/39 (144A)
‡
649,549 620,680
CME Term SOFR 1 Month + 2.6400%, 0.0000%, 2/15/41 (144A)
‡
800,000 798,015

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
BXHPP Trust , CME Term SOFR 1 Month + 1.0145% , 6.3475% , 8/15/36 (144A)
‡
$ 250,000 $ 235,578
CENT Trust , CME Term SOFR 1 Month + 3.1500% , 8.4832% , 9/15/38 (144A)
‡
750,000 755,585
Chase Mortgage Finance Corp. , SOFR30A + 1.5500% , 6.8946% , 2/25/50
(144A)
‡
343,723 322,784
Connecticut Avenue Securities Trust
SOFR30A + 3.1000%, 8.4446%, 10/25/41 (144A)
‡
792,000 811,446
SOFR30A + 3.0000%, 8.3446%, 1/25/42 (144A)
‡
500,000 513,368
SOFR30A + 1.9000%, 7.2446%, 4/25/42 (144A)
‡
358,861 361,978
SOFR30A + 3.9000%, 9.2446%, 7/25/43 (144A)
‡
375,000 392,487
SOFR30A + 1.5000%, 6.8446%, 10/25/43 (144A)
‡
940,323 943,882
SOFR30A + 2.5000%, 7.8446%, 10/25/43 (144A)
‡
740,000 764,054
SOFR30A + 3.5500%, 8.8946%, 10/25/43 (144A)
‡
1,730,000 1,796,259
SOFR30A + 1.0500%, 6.3946%, 1/25/44 (144A)
‡
82,000 82,084
SOFR30A + 1.8000%, 7.1446%, 1/25/44 (144A)
‡
360,000 361,599
SOFR30A + 2.7000%, 8.0446%, 1/25/44 (144A)
‡
360,000 361,907
SOFR30A + 4.0000%, 9.3446%, 1/25/44 (144A)
‡
360,000 364,397
DBGS Mortgage Trust , CME Term SOFR 1 Month + 1.5960% , 6.9290% , 5/15/35
(144A)
‡
228,441 226,228
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 6.5975% , 10/15/43
(144A)
‡
500,000 476,772
Extended Stay America Trust , CME Term SOFR 1 Month + 3.8145% ,
9.1475% , 7/15/38 (144A)
‡
229,018 227,871
FHLMC STACR REMIC Trust
SOFR30A + 2.1000%, 7.4446%, 10/25/33 (144A)
‡
620,000 626,653
SOFR30A + 2.1000%, 7.4446%, 9/25/41 (144A)
‡
715,000 715,948
SOFR30A + 0.8000%, 6.1446%, 10/25/41 (144A)
‡
656,178 656,363
SOFR30A + 1.5000%, 6.8446%, 10/25/41 (144A)
‡
715,000 712,672
SOFR30A + 2.3500%, 7.6946%, 12/25/41 (144A)
‡
1,200,000 1,203,782
SOFR30A + 3.7500%, 9.0946%, 12/25/41 (144A)
‡
1,035,000 1,068,183
SOFR30A + 1.8500%, 7.1946%, 11/25/43 (144A)
‡
476,157 480,925
FHLMC UMBS
6.0000%, 9/1/53 478,558 485,395
6.0000%, 9/1/53 132,115 134,003
FHLMC, STRIPS
2.0000%, 1/25/51
(a)
5,362,341 665,357
2.5000%, 1/25/51
(a)
3,256,103 490,458
FNMA , SOFR30A + 3.3000% , 8.6446% , 11/25/41 (144A)
‡
700,000 720,976
FNMA Connecticut Avenue Securities , SOFR30A + 2.0000% , 7.3446% , 11/25/41
(144A)
‡
711,210 716,758
FNMA UMBS , 6.0000% , 4/1/53 137,261 139,222
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
1,885,000 1,585,174
3.0000%, TBA, 30 Year Maturity
(b)
2,720,000 2,381,023
4.0000%, TBA, 30 Year Maturity
(b)
2,245,000 2,112,862
5.0000%, TBA, 30 Year Maturity
(b)
4,085,000 4,034,452
5.5000%, TBA, 30 Year Maturity
(b)
2,850,000 2,857,894
6.0000%, TBA, 30 Year Maturity
(b)
2,565,000 2,600,243

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FS Commercial Mortgage Trust , 9.3827% , 11/10/39 (144A)
‡
$ 750,000 $ 781,299
GCAT Trust , 6.5000% , 1/25/54 (144A)
‡
719,000 726,476
GNMA , CME Term SOFR 1 Month + 0.2645% , 5.6011% , 8/20/35
‡
138,177 134,919
Great Wolf Trust , CME Term SOFR 1 Month + 2.2475% , 7.5805% , 12/15/36
(144A)
‡
500,000 496,935
Hudsons Bay Simon JV Trust , 4.1545% , 8/5/34 (144A) 750,000 679,698
ILPT Commercial Mortgage Trust , CME Term SOFR 1 Month + 5.9400% ,
11.2732% , 10/15/39 (144A)
‡
500,000 477,536
JP Morgan Chase Commercial Mortgage Securities Trust , 3.8173% , 1/10/37
(144A)
‡
491,000 461,579
JPMorgan Chase Bank NA-CHASE , CME Term SOFR 1 Month + 3.4645% ,
8.8003% , 10/25/57 (144A)
‡
467,951 471,086
KNDL Mortgage Trust
CME Term SOFR 1 Month + 1.9960%, 7.3290%, 5/15/36 (144A)
‡
267,000 264,355
CME Term SOFR 1 Month + 2.1960%, 7.5290%, 5/15/36 (144A)
‡
125,000 123,142
Life Mortgage Trust
CME Term SOFR 1 Month + 1.8645%, 7.1975%, 3/15/38 (144A)
‡
688,079 671,308
CME Term SOFR 1 Month + 2.5419%, 7.8751%, 5/15/39 (144A)
‡
1,110,000 1,063,872
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 8.0484%, 4/15/38 (144A)
‡
104,860 103,287
CME Term SOFR 1 Month + 3.3154%, 8.6484%, 4/15/38 (144A)
‡
104,860 103,038
NCMF Trust , CME Term SOFR 1 Month + 5.1280% , 10.4612% , 3/15/39 (144A)
‡
380,000 366,992
OPEN Trust , CME Term SOFR 1 Month + 3.8380% , 9.1712% , 10/15/28 (144A)
‡
485,095 487,546
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
878,216 886,377
7.1130%, 11/25/43 (144A)
‡
246,018 250,310
7.4630%, 11/25/43 (144A)
‡
1,230,089 1,262,781
SMRT , CME Term SOFR 1 Month + 3.3500% , 8.6840% , 1/15/39 (144A)
‡
125,000 117,970
TYSN Mortgage Trust , 6.7991% , 12/10/33 (144A)
‡
500,000 526,314
Verus Securitization Trust , 6.9677% , 12/25/68 (144A)
Ç
491,458 495,457
Total Mortgage-Backed Securities (cost $48,673,335) 49,051,879
Investment Companies - 1.0%
Money Market Funds - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3414%
£,∞
(cost $750,889) 750,739 750,889
Total Investments (total cost $85,607,375 ) - 119.3% 86,376,375
Liabilities, net of Cash, Receivables and Other Assets - (19.3%) (13,953,487)
Net Assets - 100.0% $72,422,888
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 86,376,375 100.0%
– –
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (1.0)%
Mortgage-Backed Securities - (1.0)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
(b)
$ (719,000) $ (735,825)
Total Securities Sold Short (proceeds $734,475) $ (735,825)

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (735,825) 100.0%
$– – %
Schedule of Affiliated Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases Sales Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
1/31/24
Dividend
Income
Investment Company - 1.0%
Exchange Traded Fund - N/A
Janus Henderson AAA CLO ETF $ – $ 2,494,562 $ (2,508,954) $ 14,392 $ – $ – $ –
Janus Henderson B-BBB CLO ETF – 5,950,337 (6,026,692) 76,355 – – –
Money Market Funds - 1.0%
Janus Henderson Cash Liquidity Fund
LLC, 5.3414%
∞
– 48,537,529 (47,786,640) – – 750,889 148,827
Total Affiliated Investments - 1.0% $– $56,982,428 $(56,322,286) $90,747 $– $750,889 $148,827
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 5 Year Notes 189 3/28/24 $ 20,485,828 $ 147,787
Total - Futures Long 147,787
Futures Short:
U.S. Treasury 10 Year Notes 2 3/19/24 (224,656) (784)
U.S. Treasury 10 Year Ultra Bonds 12 3/19/24 (1,402,500) (5,321)
Total - Futures Short (6,105)
Total $141,682
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2024
Futures contracts:
Average notional amount of contracts - long $13,772,555
Average notional amount of contracts - short 1,014,448

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of January 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2024 is $66,244,453 which represents 91.5% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 30,386,674 $ —
Collateralized Loan Obligations — 6,186,933 —
Mortgage-Backed Securities — 49,051,879 —
Investment Companies — 750,889 —
Total Investments in Securities $ — $ 86,376,375 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 147,787 $ — $ —
Total Assets $ 147,787 $ 86,376,375 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 735,825 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 6,105 $ — $ —
Total Liabilities $ 6,105 $ 735,825 $ —
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
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